Principal Accounting Policies (Dividends) (Narrative) (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2011 USD ($)	Nov. 30, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Nov. 30, 2011 Ordinary Shares [Member] USD ($)	Nov. 30, 2011 ADS [Member] USD ($)
Dividends Payable [Line Items]
Cash dividends declared	$ 289,700,000	1,823,300,000			1,823,314,000	$ 0
Cash dividends per share, declared							$ 0.51	$ 1.02
Cash dividends paid			286,800,000	1,810,000,000
Cash dividends paid to Shanda			$ 208,600,000